Fair Value Measurements - Investments at Fair Value (Details) - EBP Plans - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 672,655,411	$ 509,618,846
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	268,971,306	238,564,816
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	268,971,306	238,564,816
Acuity stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,081,073	11,854,007
Acuity stock fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,081,073	11,854,007
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	51,679,977	53,351,894
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	51,679,977	53,351,894
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 337,923,055	$ 205,848,129